Other Operating (Losses) Gains, Net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating (Losses) Gains, Net [Abstract]
Insurance proceeds			$ 6,171
Loss on disposal of assets	(862)	(353)	(269)
Other		1,096
Other operating (losses) gains, net	$ (862)	$ 743	$ 5,902